Transactions with Related Parties	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.      Transactions with Related Parties:

The transactions with related parties presented in the accompanying consolidated financial statements for the year ended December 31, 2012 are analyzed as follows:

	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Cost of Marine Petroleum Products- related companies*	Cost of voyage revenues
a) Aegean Oil	$-	542	455,476	$1,868
b) Aegean Shipping Management	7,133	-	-	-
c) General Maritime	30,628	-	-	-
e) Melco	4,631	-	2,640	-
f) Aegean V	-	8,141	-	-
h) Other	-	72	-	-
Total	$42,392	8,755	458,116	$1,868

*Included in the revenues from related parties in the accompanying consolidated statements of income.
The transactions with related parties presented in the accompanying consolidated financial statements as of and for the year ended December 31, 2013 are analyzed as follows:
	Due from related companies	Trade Payables to related companies	Other Payables to related companies	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues
a) Aegean Oil	$2,012	10,264	1,587	-	-	414,653	$3,976
b) Aegean Shipping Management	9,133	-	-	7,818	-	2,042	-
c) General Maritime	452	-	-	6,258	-	-	-
e) Melco	-	244	6	7,667	-	6,658	-
f) Aegean V	2,210	-	-	-	8,756	-	-
h) Other	847	-	309	1,024	101	-	-
Total	$14,654	10,508	1,902	22,767	8,857	423,353	$3,976

*Included in the revenues from related parties in the accompanying consolidated statements of income.
The transactions with related parties presented in the accompanying consolidated financial statements as of and for the year ended December 31, 2014 are analyzed as follows:
	Due from related companies	Trade Payables to related companies	Other Payables to related companies	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Other Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues	Selling and Distribu- tion
a) Aegean Oil	$1,867	3,016	102	-	-	-	342,666	1,362	$1,700
b) Aegean Shipping Management	13,344	-	-	7,653	-	41	1,430
c) General Maritime	141	-	299	7,190	-	-	1,542
d) Unique Tankers	419	-	-	9,858	-	-	-	-	-
e) Melco	-	406	8	3,709	-	-	5,888
f) Aegean V	750	-	-	-	1,809	-	-
g) Aegean VIII	1,448	-	-	-	3,352	-	-
h) Other	693	-	763	2,838	107	-	-
Total	$18,662	3,422	1,172	31,248	5,268	41	351,526	1,362	$1,700

*Included in the revenues from related parties in the accompanying consolidated statements of income.

(a)      Aegean Oil S.A. (the "Greek Subcontractor"): The Greek Subcontractor, owned and controlled by relatives of Mr. Dimitris Melisanidis, is a diversified energy group principally engaged in the downstream gasoline industry in Greece where it manages a network of approximately 560 service stations. The Greek Subcontractor is managed by a full-time executive team and has no common management with the Company. In addition to its principal operations, the Greek Subcontractor is also a licensed trader and physical supplier of marine petroleum products in Greece.
On April 1, 2005, the Company renewed its contract with a ten-year Marine Fuel Supply Service Agreement with the Greek Subcontractor. This contract stipulates that the Company and the Greek Subcontractor must transact for a minimum quantity of marine fuel per month. Under the contract, the Greek Subcontractor undertakes to sell the marine petroleum products to the Company at an amount equal to the Greek Subcontractor's purchase cost of the marine petroleum products from selected Greek refineries, plus a margin. The margin is reviewed and renegotiated annually between the parties. Payments of the Greek Subcontractor's invoices are made within 30 calendar days from the date of receipt of the invoice. Penalties of 10% are imposed on late payments. If requested, the Company undertakes to provide security to the Greek Subcontractor by way of a standby letter of credit or other mutually acceptable guarantee in relation to any outstanding balance from time to time. The agreement terminates on March 31, 2015 unless any of the following situations occur prior to the termination date: (i) the Greek Subcontractor's petroleum trading license terminates or is revoked by the Greek authorities, (ii) upon the breach by any party in the performance of any of its obligations, as defined in the agreement, (iii) upon the liquidation or bankruptcy of any party. The Company has a unilateral right to terminate the agreement by serving 12 months written notice. During the years ended December 2012, 2013 and 2014, the Company purchased from the Greek Subcontractor marine petroleum products of $455,476, $414,653 and $342,666, respectively, all of which are included under related companies' cost of marine petroleum products sold in the accompanying consolidated statements of income.
Additionally, during the years ended December 31, 2012, 2013 and 2014 the Company purchased marine petroleum products of $1,868, $3,976 and $1,362, respectively that were consumed in connection with its voyage revenues and are included in the cost of revenues- related parties in the accompanying consolidated statements of income. During the year ended December 31, 2014, purchases of marine petroleum products of amount $1,700 were included in the selling and distribution expenses in the accompanying consolidated statements of income.
As of December 31, 2013 and 2014, the amounts due to the Greek Subcontractor were $10,264 and $3,016 respectively, and are included under trade payables to related companies in the accompanying consolidated balance sheets.
As at December 31, 2013 and 2014, the amounts due from the Greek Subcontractor were $2,012 and $1,867 respectively, and are included under due from related companies in the accompanying consolidated balance sheets.
Additionally, as of April 5, 2010, the Greek Subcontractor and the Company's subsidiary Aegean Gas, owner of the vessel Mediterranean signed an agreement so that the Greek Subcontractor could use the vessel as a storage facility at a rate of €35,000 per month. For the years ended December 31, 2012, 2013 and 2014, the Company's revenue under this contract was $542, $0 and $0, respectively and is presented under the revenues from related parties in the accompanying consolidated statement of income.
As at December 31, 2013 and 2014, the Company is also liable to the Greek Subcontractor for the amount of $1,587 and $102 deriving from the purchase of bunkers for own consumption and are included in the other payables to related parties in the accompanying consolidated balance sheets.
(b)Aegean Shipping Management S.A. and certain vessel-owning companies (hereinafter collectively referred to as "Aegean Shipping"): Aegean Shipping is owned by relatives of Mr. Dimitris Melisanidis and is the owner and operator of an international shipping fleet of tankers that are chartered out in the international spot markets. Aegean Shipping is managed by a full-time executive team and has no common management with the Company.
Aegean Shipping is a customer of the Company. It purchases marine fuel and lubricants, which it consumes during the voyages of its vessels. The Company's sales of marine fuel and lubricants to Aegean Shipping for the years ended December 31, 2012, 2013 and 2014, amounted to $7,133, $7,818 and $7,653, respectively, and are included under related companies' revenues in the accompanying consolidated statements of income.
The Company occasionally uses vessels of Aegean Shipping for transportation of its cargo.  It incurred hire charges from Aegean Shipping amounting to $0, $2,042 and $1,430 for the years ended December 31, 2012, 2013 and 2014, respectively, which is included under related companies' cost of marine petroleum products sold in the accompanying consolidated statements of income.
As at December 31, 2013 and 2014, the amounts due from Aegean Shipping were $9,133 and $13,344 respectively, and are included under due from related companies in the accompanying consolidated balance sheets.
(c)General Maritime Corporation, renamed to Gerer8 Maritime Inc ("General Maritime"):
Aegean's Chairman of the Board, Mr. Peter C. Georgiopoulos, also serves as Chairman, President and Chief Executive Officer of General Maritime which is a tanker company.
During the years ended December 31, 2012, 2013 and 2014, the Company's sales to General Maritime amounted to $30,628, $6,258 and $7,190, respectively, which are included under related companies' sales of marine petroleum products in the accompanying consolidated statements of income. The Company also uses vessels of General Maritime for transportation of its cargo and incurred hire charges from General Maritime amounting to $0, $0 and $1,542 for the years ended December 31, 2012, 2013 and 2014, respectively, which is included under related companies' cost of marine petroleum products sold in the accompanying consolidated statements of income.
As at December 31, 2013 and 2014, the amounts due from General Maritime were $452 and $141, respectively, which are included under due from related companies in the accompanying consolidated balance sheets.
(d)      Unique Tankers LLC (“Unique Tankers”):
Aegean's Chairman of the Board, Mr. Peter C. Georgiopoulos, is affiliated with Unique Tankers, a tanker pool which is a fully owned subsidiary of General Maritime During the years ended December 31, 2012, 2013 and 2014, the Company's sales to General Maritime amounted to $0, $0 and $9,858, respectively, which are included under related companies' sales of marine petroleum products in the accompanying consolidated statements of income. As at December 31, 2013 and 2014, the amounts due from Unique Tankers were $0 and $419, respectively, which are included under due from related companies in the accompanying consolidated balance sheets.
(e)Melco S.A. ("Melco")
During the year ended December 31, 2012, the Company sold to and purchased from Melco, which is owned and controlled by relatives of Mr. Dimitris Melisanidis, marine petroleum products of $4,631 and $2,640, respectively, which is included under the related companies' sales and cost of marine petroleum products in the accompanying consolidated statements of income. During the year ended December 31, 2013, the Company sold to and purchased from Melco, marine petroleum products of $7,667 and $6,658, respectively. During the year ended December 31, 2014, the Company sold to and purchased from Melco, marine petroleum products of $3,709 and $5,888, respectively. As at December 31, 2013 and 2014, the Company had a liability to Melco of $244 and $406, respectively, included under the trade payables to related companies in the accompanying consolidated balance sheets.
(f)      Aegean V ("Aegean V'')
In 2011, two vessel-owning subsidiaries of the Company entered into separate contracts with Aegean V, which is owned and controlled by relatives of Mr. Dimitris Melisanidis. According to these agreements the vessels Amorgos and Karpathos provide freight services to the related party and recognize revenue that is dependent on the distance and the volumes of the transportation. For the years ended December 31, 2012, 2013 and 2014 the Company's revenue under these contracts was $8,141, $8,756 and $1,809, respectively, and is presented under the revenues from related parties in the accompanying consolidated statements of income.
As at December 31, 2013 and 2014, the amount due from Aegean V was $2,210 and $750 respectively, and is included under due from related companies in the accompanying consolidated balance sheets.
 (g)Aegean VIII ("Aegean VIII'')
In 2014, three vessel-owning subsidiaries of the Company entered into separate contracts with Aegean VIII, which is owned and controlled by relatives of Mr. Dimitris Melisanidis. According to these agreements the vessels Amorgos, Karpathos and Naxos provided freight services to the related party and recognize revenue that is dependent on the distance and the volumes of the transportation. For the year ended December 31, 2014 the Company's revenue under these contracts was $3,352, and is presented under the revenues from related parties in the accompanying consolidated statements of income.
As at December 31, 2014, the amount due from Aegean V was $1,448, and is included in the accompanying consolidated balance sheets.
 (h)Other companies:
The amounts due from other companies affiliated with Aegean's Chairman of the Board, Mr. Peter C. Georgiopoulos, were $269 and $228 as of December 31, 2013 and 2014, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.
The amounts due from other companies owned Mr. Dimitris Melisanidis or his relatives were $578 and $466 as of December 31, 2013 and 2014, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.
The amounts due to other companies owned Mr. Dimitris Melisanidis or his relatives were $309 and $764 as of December 31, 2013 and 2014, respectively, and are included under other payables to related companies in the accompanying consolidated balance sheets.
Sales of marine petroleum products to other companies of  Mr. Peter C. Georgiopoulos were $1,024 and $1,909 for the years ended December 31, 2013 and 2014, respectively, and are included under related companies' sales of marine petroleum products in the accompanying consolidated statements of income.
Voyage and other revenues from other companies owned Mr. Dimitris Melisanidis or his relatives were $72, $101 and $106 as of December 31, 2012, 2013 and 2014, respectively, and are included under related companies' revenues in the accompanying consolidated statements of income.
Under general and administrative expenses in the accompanying consolidated statements of income the Company includes office rentals paid to a related company owned by Mr. Dimitris Melisanidis under the head offices rental agreements of $671, $724 and $732 as of December 31, 2012, 2013 and 2014, respectively.
On December 23, 2013, the Company sold the vessel Vigo, to a related company owned by Mr. Dimitris Melisanidis. The loss on sale of this vessel of $206 is included under the loss on sale of vessels in the consolidated statements of income (Note 10).